NET INCOME (LOSSES) PER SHARE ("EPS") - Computation of Diluted Net Income Per Share from Continuing Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net income (loss) from continuing operations	$ (205,098,137)	$ 1,258,514
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	210,845,952	209,562,578
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	210,845,952	225,581,323
Diluted EPS	$ (0.97)	$ 0.01
Class A ordinary shares
Numerator:
Net income (loss) from continuing operations	$ (134,108,988)	$ 851,360
Reallocation of net income as a result of conversion of Class B to Class A shares	(70,989,149)	407,154
Net income (loss) from continuing operations for diluted EPS	$ (205,098,137)	$ 1,258,514
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	137,870,000	136,580,000
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72,980,000	72,980,000
"Adjustments for dilutive share options (millions of shares)"		16,020,000.00
Number of shares used for diluted EPS computation	210,850,000	225,580,000
Diluted EPS	$ (0.97)	$ 0.01
Class B Ordinary shares
Numerator:
Net income (loss) from continuing operations	$ (70,989,149)	$ 407,154
Net income (loss) from continuing operations for diluted EPS	$ (70,989,149)	$ 407,154
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	72,980,000	72,980,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	72,980,000	72,980,000
Diluted EPS	$ (0.97)	$ 0.01